UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees’Equity Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard International Value Fund
 Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (95.9%)

Argentina (0.4%)
Tenaris SA ADR	778,300	31,124

Australia (1.1%)
Westpac Banking Corp., Ltd.	2,101,482	49,010
National Australia Bank Ltd.	489,021	15,439
Zinifex Ltd.	1,187,900	11,246
Macquarie Airports Group	2,973,428	10,482
Metcash Ltd.	1,887,800	7,063

		93,240

Austria (0.1%)
Voestalpine AG	200,000	12,333

Belgium (0.8%)
InBev	596,800	49,252
Fortis	955,666	21,375

		70,627

Brazil (4.2%)
Companhia Vale do Rio Doce Sponsored ADR	3,049,112	79,368
Petroleo Brasileiro SA ADR	588,622	65,419
Petroleo Brasileiro SA Pfd.	1,114,200	50,928
Gerdau SA ADR	1,413,300	36,675
Banco do Brasil SA	2,142,000	35,619
^ Companhia Energetica de Minas Gerais ADR	2,069,527	32,968
Uniao de Bancos Brasileiros SA GDR	187,100	24,473
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	466,950	21,901
Companhia Vale do Rio Doce ADR	682,000	20,446
Companhia de Saneamento Basico do Estado de Sao Paulo	328,800	6,946

		374,743

Canada (3.3%)
Telus Corp.-Non Voting Shares	832,701	34,998
Royal Bank of Canada	652,547	32,918
Bank of Nova Scotia, Halifax	679,327	32,605
IGM Financial, Inc.	668,384	29,537
Petro-Canada	532,500	24,200
Teck Cominco Ltd. Class B	695,000	22,690
Canadian Imperial Bank of Commerce	288,800	21,069
EnCana Corp.	288,500	19,019
Husky Energy Inc.	416,000	17,232
* Bombardier Inc. Class B	2,416,000	11,911
ING Canada Inc.	345,825	11,883
Sun Life Financial Services of Canada	207,480	10,260
Methanex Corp.	397,900	9,991
Inmet Mining Corp.	93,600	6,878
* HudBay Minerals, Inc.	329,700	6,065

		291,256

China (1.5%)
Denway Motors Ltd.	74,000,000	43,651
China Petroleum & Chemical Corp.	26,620,000	27,940
Cosco Pacific Ltd.	13,416,000	26,905
* ^ China Medical Technologies, Inc. ADR	461,200	21,985
Weichai Power Co., Ltd. Class H	1,754,000	8,846

		129,327

Denmark (0.1%)
Carlsberg A/S B Shares	77,725	8,199

Finland (1.1%)
Nokia Oyj	1,898,400	69,904
Stora Enso Oyj R Shares	1,951,300	27,130

		97,034

France (11.0%)
Total SA	2,190,112	159,393
Suez SA	2,082,890	127,585
BNP Paribas SA	859,001	85,208
Sanofi-Aventis	921,104	75,114
Carrefour SA	1,062,534	74,823
Societe Generale Class A	557,885	70,077
* Groupe Danone	694,000	56,091
AXA	1,474,282	50,638
Renault SA	423,200	48,303
Schneider Electric SA	394,091	45,586
Societe Television Francaise 1	1,685,727	42,709
Pinault-Printemps-Redoute SA	238,147	33,517
Vivendi SA	819,186	33,010
Credit Agricole SA	878,086	27,022
Lagardere S.C.A.	351,800	25,847
Compagnie Generale des Etablissements Michelin SA	175,100	16,898
Air France	91,200	2,544

		974,365

Germany (9.6%)
Siemens AG	813,820	104,902
Adidas AG	1,387,053	88,468
E.On AG	453,400	83,497
Allianz AG	423,900	75,553
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	330,600	59,397
BASF AG	449,500	58,543
DaimlerChrysler AG (Registered)	698,400	54,614
SAP AG	1,072,750	51,486
RWE AG	396,000	48,611
Deutsche Post AG	1,501,400	48,441
Deutsche Lufthansa AG	1,561,100	37,427
Commerzbank AG	1,145,006	34,781
Merck KGaA	259,700	32,116
Deutsche Bank AG	264,200	29,738
Fresenius AG PFD	218,426	17,061
Fresenius Medical Care AG	201,000	10,341
Suedzucker AG	401,600	8,517

		843,493

Greece (0.3%)
Folli-Follie SA	928,241	28,922

Hong Kong (0.4%)
China Netcom Group Corp. Hong Kong Ltd.	12,330,000	37,884

India (0.8%)
Infosys Technologies Ltd. ADR	976,021	40,407
State Bank of India GDR	277,072	31,342

		71,749

Indonesia (0.3%)
PT Telekomunikasi Indonesia ADR	555,200	22,408

Ireland (1.0%)
CRH PLC	1,108,200	42,031
* Ryanair Holdings PLC	4,403,905	25,148
Anglo Irish Bank Corp. PLC	1,702,241	24,071

		91,250

Israel (0.1%)
Bank Hapoalim Ltd.	1,800,000	8,398

Italy (3.4%)
Eni SpA	4,631,072	149,734
Unicredito Italiano SpA	10,375,357	76,893
Saipem SpA	1,139,985	39,589
Buzzi Unicem SpA	743,062	17,583
Fondiaria - Sai SpA	341,916	14,091

		297,890

Japan (13.4%)
Sumitomo Mitsui Financial Group, Inc.	10,377	83,282
Nintendo Co.	154,600	78,179
Canon, Inc.	1,753,850	74,351
Nissan Motor Co., Ltd.	6,343,600	59,249
Sumitomo Corp.	3,764,100	52,600
Sumitomo Trust & Banking Co., Ltd.	8,067,000	51,934
Promise Co., Ltd.	1,574,900	51,676
Mitsubishi UFJ Financial Group	4,642,060	46,010
Nomura Holdings Inc.	2,923,200	42,724
JFE Holdings, Inc.	905,900	42,260
Nippon Telegraph and Telephone Corp.	8,005	38,097
THK Co., Inc.	1,910,800	37,997
Isuzu Motors Ltd.	8,375,000	35,896
Orix Corp.	202,120	34,904
Toshiba Corp.	5,098,000	34,838
Mitsui OSK Lines Ltd.	2,833,000	34,778
Tokyo Electric Power Co.	1,310,400	33,987
Bank of Yokohama Ltd.	4,995,000	32,732
Fujitsu Ltd.	5,001,000	32,678
Mitsui & Co., Ltd.	1,581,000	32,208
Shionogi & Co., Ltd.	1,698,000	31,892
Sharp Corp.	1,827,000	31,824
Nidec Corp.	474,900	31,265
Yaskawa Electric Corp.	2,779,000	29,722
Mitsui Chemicals, Inc.	4,007,000	26,815
Toyota Motor Corp.	283,200	15,333
Kyushu Electric Power Co., Inc.	599,700	15,168
Mitsubishi Chemical Holdings Corp.	1,978,500	14,403
Nippon Steel Corp.	2,353,000	14,304
Hoya Corp.	524,900	14,270
Nippon Mining Holdings Inc.	1,276,500	7,566
Shin-Etsu Chemical Co., Ltd.	122,000	6,453
Hitachi Ltd.	604,000	4,525
EDION Corp.	330,000	3,733
Leopalace21 Corp.	142,800	3,493
Sankyo Co., Ltd.	60,000	3,213

		1,184,359

Luxembourg (0.5%)
ArcelorMittal	650,006	43,136

Malaysia (0.4%)
Bumiputra-Commerce Holdings Bhd.	10,712,400	34,398

Mexico (0.9%)
America Movil SA de CV Series L ADR	1,009,348	60,470
Cemex SAB de CV ADR	797,419	21,618

		82,088

Netherlands (1.8%)
ING Groep NV	1,668,334	54,358
Heineken NV	788,300	44,319
TNT NV	806,100	29,887
Koninklijke Ahold NV	2,191,680	28,721
Corporate Express	944,500	5,481

		162,766

Norway (0.8%)
* Subsea 7 Inc.	1,634,000	31,110
Norske Skogindustrier ASA	4,094,400	23,558
Statoil ASA	478,050	12,588

		67,256

Philippines (0.3%)
Philippine Long Distance Telephone Co.	385,500	28,660

Russia (3.0%)
MMC Norilsk Nickel ADR	300,315	73,270
1 Evraz Group SA GDR	798,657	58,062
OAO Gazprom ADR	870,490	42,391
LUKOIL Sponsored ADR	580,068	40,427
Mobile TeleSystems ADR	376,100	31,280
LUKOIL ADR	239,800	16,713

		262,143

Singapore (1.4%)
DBS Group Holdings Ltd.	5,207,301	64,967
Singapore Telecommunications Ltd.	21,763,900	56,687

		121,654

South Africa (0.4%)
Sanlan Ltd.	9,045,470	23,843
Standard Bank Group Ltd.	1,013,700	12,401

		36,244

South Korea (4.7%)
Kookmin Bank	1,407,225	92,562
Samsung Electronics Co., Ltd.	136,750	87,123
* Hynix Semiconductor Inc.	1,246,200	34,895
Hyundai Motor Co., Ltd.	411,286	32,394
1 Samsung Electronics Co., Ltd. GDR	87,300	27,653
Samsung Electronics Co., Ltd. Pfd.	58,300	26,696
Industrial Bank of Korea	1,299,860	23,921
POSCO	40,600	22,096
Hana Financial Group Inc.	339,800	16,680
Hyundai Mobis	200,510	16,642
Woori Finance Holdings Co., Ltd.	814,150	14,881
Honam Petrochemical Corp.	129,200	12,210
Hyundai Motor Co., Ltd. 2nd Pfd.	267,000	8,974

		416,727

Spain (1.1%)
Banco Santander Central Hispano SA	3,799,585	66,826
Repsol YPF SA	938,900	30,028

		96,854

Sweden (0.4%)
Telefonaktiebolaget LM Ericsson AB Class B	9,052,400	20,612
* Svenska Cellulosa AB-B	612,000	9,836
Electrolux AB Series B	394,000	6,197

		36,645

Switzerland (6.6%)
Nestle SA (Registered)	252,848	113,199
Novartis AG (Registered)	2,198,325	111,374
Credit Suisse Group (Registered)	1,627,668	92,675
Roche Holdings AG	449,500	81,616
Zurich Financial Services AG	244,800	70,094
Lonza AG (Registered)	403,919	51,839
Synthes, Inc.	293,807	37,628
* Julius Baer Holding, Ltd.	299,300	21,024

		579,449

Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,999,536	37,116
AU Optronics Corp.	18,503,328	30,891
United Microelectronics Corp.	50,169,061	27,064
Siliconware Precision Industries Co.	10,353,879	16,174
Compal Electronics Inc. GDR	1,499,399	6,492
China Steel Corp.	4,477,410	6,334
China Steel Corp. GDR	191,155	5,352

		129,423

Thailand (0.3%)
PTT Chemical Public Co. Ltd. (Foreign)	2,059,900	20,340
Bangkok Bank Public Co., Ltd. (Foreign)	2,415,100	9,004

		29,344

Turkey (0.6%)
Turkcell Iletisim Hizmetleri A.S.	6,316,900	57,479

United Kingdom (18.3%)
Vodafone Group PLC	55,466,605	194,036
Royal Dutch Shell PLC Class A (Amsterdam Shares)	3,212,400	114,895
GlaxoSmithKline PLC	4,675,430	110,810
Tesco PLC	11,101,398	92,803
HBOS PLC	5,757,392	80,224
Prudential PLC	5,224,500	66,976
BP PLC	5,994,100	63,885
Diageo PLC	2,766,500	55,845
Man Group plc	4,990,489	54,945
Unilever PLC	1,571,200	51,793
BHP Billiton PLC	1,705,085	51,561
British American Tobacco PLC	1,401,800	50,216
Royal Bank of Scotland Group PLC	5,702,446	43,963
HSBC Holdings PLC (Hong Kong Shares)	2,799,141	41,521
AstraZeneca Group PLC	915,070	38,430
BAE Systems PLC	4,020,900	37,457
Barclays PLC	3,854,600	36,386
Xstrata PLC	458,530	35,304
Aviva PLC	2,751,451	34,518
British Sky Broadcasting Group PLC	2,993,738	32,892
Smith & Nephew PLC	2,225,752	30,264
Associated British Foods PLC	1,642,500	28,487
Lloyds TSB Group PLC	2,979,600	26,022
Imperial Tobacco Group PLC	511,500	25,020
Old Mutual PLC	9,900,000	24,698
* Reckitt Benckiser Group PLC	441,600	23,131
HSBC Holdings PLC	1,371,200	20,573
Cadbury Schweppes PLC	1,795,100	19,864
ITV PLC	12,880,070	18,577
British Energy Group PLC	1,650,000	17,159
* Eurasian Natural Resources Corp.	1,048,398	16,053
Home Retail Group	2,327,100	13,190
Royal & Sun Alliance Insurance Group PLC	4,587,167	12,443
Rio Tinto PLC	118,900	11,904
Marston's PLC	1,965,600	10,762
Trinity Mirror PLC	1,630,100	10,705
Royal Dutch Shell PLC Class B	241,359	8,387
Taylor Wimpey PLC	1,167,400	4,221
Antofagasta PLC	228,700	3,004
Kazakhmys PLC	40,500	987
		1,613,911

Total Common Stocks
(Cost $7,357,796)		8,466,778

Temporary Cash Investments (4.0%)

Money Market Fund (3.7%)
2 Vanguard Market Liquidity Fund, 4.060%	325,376,592	325,377
	Face
	Amount
	($000)

U.S. Agency Obligations (0.3%)
3 Federal Home Loan Mortgage Corp.
4 4.310%, 2/11/08	5,000	4,996
3 Federal National Mortgage Assn.
4 2.835%, 4/23/08	25,000	24,853

		29,849

Total Temporary Cash Investments
(Cost $355,210)		355,226

Total Investments (99.9%)
(Cost $7,713,006)		8,822,004

Other Assets and Liabilities - Net (0.1%)		8,019

Net Assets (100%)		8,830,023

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of these securities was $85,715,000, representing 1.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $29,849,000 and cash of $4,489,000, have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $7,720,127,000. Net unrealized appreciation of investment securities for tax purposes was $1,101,877,000, consisting of unrealized gains of $1,561,591,000 on securities that had risen in value since their purchase and $459,714,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.2% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Topix Index	614	77,728	(12,847)
Dow Jones EURO STOXX 50 Index	1,237	69,963	(9,734)
FTSE 100 Index	395	46,126	(3,301)
S&P ASX 200 Index	108	13,553	(1,508)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)
Contract Settlement Date		Receive	Deliver	Unrealized Appreciation (Depreciation) ($000)

3/26/08	EUR	45,338 USD	67,019	1,725
3/26/08	GBP	22,103 USD	43,793	(371)
3/19/08	JPY	4,026,610 USD	37,993	1,528
3/26/08	AUD	14,142 USD	12,545	461

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Diversified Equity Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Investment Companies (99.8%)

U.S. Stock Funds
Vanguard Growth and Income Fund Investor Shares	5,383,149	162,733
Vanguard Windsor II Fund Investor Shares	4,073,099	122,193
Vanguard Windsor Fund Investor Shares	8,134,452	122,179
Vanguard U.S. Growth Fund Investor Shares	6,815,261	121,652
Vanguard Morgan Growth Fund Investor Shares	6,827,894	121,400
Vanguard Explorer Fund Investor Shares	1,258,430	81,534
Vanguard Capital Value Fund	4,188,197	40,793
Vanguard Mid-Cap Growth Fund	2,403,704	40,623

Total Investment Companies
(Cost $943,337)		813,107

Other Assets and Liabilities-Net (0.2%)		1,489

Net Assets (100%)		814,596

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At January 31, 2008, the cost of investment securities for tax purposes was $943,337,000. Net unrealized depreciation of investment securities for tax purposes was $130,230,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD TRUSTEES’ EQUITY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.